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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Para Advisors, Inc.
Address:   520 Madison Avenue
           New York, New York 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Ron Ray
Title:     Chief Financial Officer
Phone:     212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                           New York, New York       November 15, 2004
---------------------------           ------------------       -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                           --------
Form 13F Information Table Entry Total:                          68
                                                           --------
Form 13F Information Table Value Total:                    $286,410
                                                           --------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                            FORM 13F
                                                       Para Advisors Inc.
                                                Quarter Ended September 30, 2004

                                                                                            Voting Authority
                     Title                                                                -------------------
                     of                   Value       Shares/        Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt        Prn  Call   Dscretn   Managers      Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ABRAXAS              COM     003830106      303         110,173      SH          Sole                   110,173
PETE
CORP
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE       COM     00754A105    2,397         153,466      SH          Sole                   153,466
COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC            COM     022249106    9,123         280,693      SH          Sole                   280,693
------------------------------------------------------------------------------------------------------------------------------------
AMERADA HESS         COM     023551047    2,502          31,000      SH          Sole                    31,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL        COM     026874107    6,982         115,000      SH          Sole                   115,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN             COM     029712106    2,930          80,122      SH          Sole                    80,122
STANDARD COS
INC DEL
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC           COM     03840P102    6,180       1,949,439      SH          Sole                 1,949,439
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS        COM     110122108    3,513         149,941      SH          Sole                   149,941
SQUIBB CO
------------------------------------------------------------------------------------------------------------------------------------
CORINTHIAN           COM     218868107    2,340         162,959      SH          Sole                   162,959
COLLEGES INC
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE          COM     222372104    3,193         100,000      SH          Sole                   100,000
FINANCIAL CORP
------------------------------------------------------------------------------------------------------------------------------------
CP SHIPS LTD         COM     22409V102    1,936         154,095      SH          Sole                   154,095
------------------------------------------------------------------------------------------------------------------------------------
DRS                  COM     2333OX00    3,622          100,000      SH          Sole                   100,000
TECHNOLOGIES
INC
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN     COM     35671D857    5,433         150,000      SH          Sole                   150,000
COPPER & GOLD
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE            COM     35687M107   14,913         959,658      SH          Sole                   959,658
SEMICONDUCTOR        CL A
INC
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        COM     38141G104   10,858         110,373      SH          Sole                   110,373
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COM     406216101    6,873         185,543      SH          Sole                   185,543
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL        COM     416515104      585          10,000      SH          Sole                    10,000
SVCS GRP INC
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC         COM     464286806    4,394         266,645      SH          Sole                   266,645
                     MSCI
                     GERMAN
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        COM     460377104    7,133         193,153      SH          Sole                   193,153
STL GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC         COM     464286848    8,022         807,810      SH          Sole                   807,810
                     MSCI
                     JAPAN
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMA-         COM     495582108    1,841         168,783      SH          Sole                   168,783
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------

                                                           FORM 13F
                                                       Para Advisors Inc.
                                                Quarter Ended September 30, 2004

                                                                                            Voting Authority
                     Title                                                                -------------------
                     of                   Value       Shares/        Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt        Prn  Call   Dscretn   Managers      Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA        COM     530718105    7,679         860,852      SH          Sole                   860,852
CORP NEW             SER A
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL             COM     552078107    6,333         275,568      SH          Sole                   275,568
CHEMICAL
CO
------------------------------------------------------------------------------------------------------------------------------------
MCI INC              COM     552691107    2,176         126,144      SH          Sole                   126,144
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO           COM     589331107    3,139         100,270      SH          Sole                   100,270
INC
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC          COM     59156R108    1,541          40,175      SH          Sole                    40,175
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT            COM     594918104    8,083         288,780      SH          Sole                   288,780
CORP
------------------------------------------------------------------------------------------------------------------------------------
NEIGHBORCARE         COM     64015Y104    3,845         150,000      SH          Sole                   150,000
INC
------------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS        CL B    640204301    7,026         115,510      SH          Sole                   115,510
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT              COM     651639106    5,240         110,271      SH          Sole                   110,271
MINING CORP
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP            SP ADR  652487802    7,385         234,902      SH          Sole                   234,902
LTD                  PFD
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY           COM     629377508   10,523         379,346      SH          Sole                   379,346
INC                  NEW
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS             COM     690368105    9,993         175,473      SH          Sole                   175,473
SHIPHOLDING
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT           COM     712713106    3,124         150,405      SH          Sole                   150,405
INC
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO             SPON-   71654V408    3,018          85,000      SH          Sole                    85,000
BRASILERIRO          SORED
SA PETRO             ADR
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP            COM     69331C108    8,651         270,000      SH          Sole                   270,000
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC        COM     69344M101    5,832         150,242      SH          Sole                   150,242
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL           COM     744320102    1,633          35,132      SH          Sole                    35,132
FIN INC
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP           COM     G73018106    2,589         105,493      SH          Sole                   105,493
LTD
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY       COM     75952B105    2,694         262,045      SH          Sole                   262,045
INC
------------------------------------------------------------------------------------------------------------------------------------

                                                            FORM 13F
                                                       Para Advisors Inc.
                                                Quarter Ended September 30, 2004

                                                                                            Voting Authority
                     Title                                                                -------------------
                     of                   Value       Shares/        Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt        Prn  Call   Dscretn   Managers      Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
RHODIA               SPON-   762397107      851         480,757      SH          Sole                   480,757
                     SORED
                     ADR
------------------------------------------------------------------------------------------------------------------------------------
ROXIO INC            COM     780008108    1,464         240,405      SH          Sole                   240,405
------------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMA-      COM     80517Q100    2,009       1,019,581      SH          Sole                 1,019,581
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY        COM     816851109    4,198         125,174      SH          Sole                   125,174
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN            COM     845905108    5,775         266,725      SH          Sole                   266,725
BANCORP INC
------------------------------------------------------------------------------------------------------------------------------------
SPORTSLINE           COM     848934105      274         160,000      SH          Sole                   160,000
COM INC
------------------------------------------------------------------------------------------------------------------------------------
SYNERGY              COM     87162V102      876          83,295      SH          Sole                    83,295
FINANCIAL GROUP
------------------------------------------------------------------------------------------------------------------------------------
TELE NORTE LESTE     SPON    879246106    2,711         207,261      SH          Sole                   207,261
PART SA              ADR PFD
------------------------------------------------------------------------------------------------------------------------------------
TEXAS GENCO          COM     882443104    5,306         113,612      SH          Sole                   113,612
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO           COM     896047107    3,345          77,426      SH          Sole                    77,426
------------------------------------------------------------------------------------------------------------------------------------
TV AZTECA SA         SPON-   901145102   13,330       1,330,386      SH          Sole                 1,330,386
DE CV                SORED
                     ADR
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL            COM     913377107    4,724         388,450      SH          Sole                   388,450
AMER FIN
CORP
------------------------------------------------------------------------------------------------------------------------------------
USG CORP             COM     903293405    4,148         185,269      SH          Sole                   185,269
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
VITALWORKS INC       COM     928483106    1,326         366,166      SH          Sole                   366,166
------------------------------------------------------------------------------------------------------------------------------------
WATSON               COM     942683103    4,606         164,324      SH          Sole                   164,324
PHARMA-
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT            COM     94973H108    7,442          76,205      SH          Sole                    76,205
HEALTH
NETWORKS NEW
------------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC         CL A    961840105    1,353         731,536      SH          Sole                   731,536
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS       COM     G9618E107    9,061          17,760      SH          Sole                    17,760
GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
GRACE WR & CO        COM     38388F108      871          81,219      SH          Sole                    81,219
DEL NEW
------------------------------------------------------------------------------------------------------------------------------------
ZOLL MED CORP        COM     989922109    2,886          90,184      SH          Sole                    90,184
------------------------------------------------------------------------------------------------------------------------------------
CHIRON CORP          COM     170040909      550           2,500      SH   Call   Sole                     2,500
------------------------------------------------------------------------------------------------------------------------------------
CELL THERA-          COM     150934907      770           3,106      SH   Call   Sole                     3,106
PEUTICS INC
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COM     406216101      390             534      SH   Call   Sole                       534
------------------------------------------------------------------------------------------------------------------------------------

                                                           FORM 13F
                                                       Para Advisors Inc.
                                                Quarter Ended September 30, 2004

                                                                                            Voting Authority
                     Title                                                                -------------------
                     of                   Value       Shares/        Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt        Prn  Call   Dscretn   Managers      Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
NEKTAR               COM     640268108      587           3,087      SH   Call   Sole                     3,087
THERAPEUTICS
------------------------------------------------------------------------------------------------------------------------------------
PROGENICS            COM     743187106      587           1,174      SH   Call   Sole                     1,174
PHARMACEUTICAL
COM
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL           COM     744320102      613           2,666      SH   Call   Sole                     2,666
FINL INC
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS        COM     110122108      282           1,409      SH   Call   Sole                     1,409
SQUIBB CO
------------------------------------------------------------------------------------------------------------------------------------
USG CORP             COM     903293405      491           1,754      SH   Call   Sole                     1,754
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                 68 DATA RECORDS         $286,410

               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED